Reconciliation of Financial Statements to Form 5500	12 Months Ended
Apr. 30, 2025
EBP 044
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for plan benefits per the accompanying financial statements to Form 5500 as of April 30, 2025 and 2024:

	2025	2024
Net assets available for benefits per the accompanying financial statements	$1,587,360,148	$1,378,397,795
Notes receivable from participants – deemed distributions	(2,184,490)	(1,595,768)
Net assets available for benefits per Form 5500	$1,585,175,658	$1,376,802,027

The following is a reconciliation of total deductions to net assets, net, per the accompanying financial statements to Form 5500 for the years ended April 30, 2025 and 2024:

	2025	2024
Total deductions per the accompanying financial statements	$149,081,234	$128,434,951
Deemed distributed notes receivable from participants offset by total distributions	588,722	(1,277,345)
Total deductions per Form 5500	$149,669,956	$127,157,606

Amounts allocated to deemed distributions of notes receivable from participants are recorded, in accordance with the Plan Document, as a receivable in the accompanying financial statements and recorded as an expense on Form 5500.

A note receivable from a participant is deemed distributed during the plan year for the Form 5500 under the provisions of Section 72(p) of the Code and section 1.72(p) of the Treasury Regulation if the note receivable is treated as a note receivable solely of the participant’s individual account and the participant has discontinued payment of the note receivable as of the end of the year. However, in accordance with U.S. generally accepted accounting principles, for the accompanying financial statements the note receivable balance is still considered an outstanding note receivable until the note receivable obligation has been satisfied and is not treated as an actual distribution until such time the participant separates from employment and the participant’s vested account balance is fully distributed.
Additionally, certain investments are reported at fair value in the financial statements. However, Form 5500 requires fully benefit-responsive investment contracts to be reported at contract value. As of April 30, 2025, fair value and contract value are the same.